Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Changes during the period	0
At the end of the current year	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736
Changes during the period	$ 20	$ 340
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	1,693,000,000
Restricted shares	326,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	325,999,817
At the end of the previous year	47,000,000
Changes during the period	(7,500,000)
At the end of the current year	39,500,000
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (3,530)
Changes during the period	(690)
At the end of the current year	(4,220)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(4,911)
Changes during the period	710	$ 1,236
At the end of the current year	$ (4,201)